Earnings Per Share (Calculation of Basic and Diluted EPS) (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net Income Attributable to Dominion Energy		$ 641	$ 854	$ 449	$ 503	$ 1,312	$ 665	$ 390	$ 632	$ 2,447	$ 2,999	$ 2,123
Average shares of common stock outstanding - Basic										654.2	636.0	616.4
Net effect of dilutive securities	[1]									0.7		0.7
Average shares of common stock outstanding - Diluted										654.9	636.0	617.1
Earnings Per Common Share - Basic		$ 0.97	$ 1.31	$ 0.69	$ 0.77	$ 2.04	$ 1.03	$ 0.62	$ 1.01	$ 3.74	$ 4.72	$ 3.44
Earnings Per Common Share - Diluted		$ 0.97	$ 1.30	$ 0.69	$ 0.77	$ 2.04	$ 1.03	$ 0.62	$ 1.01	$ 3.74	$ 4.72	$ 3.44

[1]	Dilutive securities for 2018 consist primarily of forward sale agreements, effective April 2018 to December 2018. Dilutive securities for 2016 consist primarily of the 2013 Equity Units. See Notes 17 and 19 for more information.